Condensed Consolidating Guarantor Financial Information - Condensed Balance Sheet (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		$ 403	$ 570
Restricted cash and cash equivalents		81	100
Accounts receivable, net		1,150	1,005
Intercompany receivables		0	0
Prepaid expenses		160	127
Income taxes receivable		20	36
Other		169	169
Total current assets		1,983	2,007
Investments in consolidated subsidiaries		0	0
Goodwill		5,160	5,190	$ 5,218
Brands		4,869	4,890
Management and franchise contracts, net		872	953
Other intangible assets, net		415	433
Property and equipment, net		367	353
Deferred income tax assets		90	111
Other		239	291
Total intangibles and other assets		12,012	12,221
Total assets		13,995	14,228
Accounts payable, accrued expenses and other		1,530	1,416
Deferred revenue, current		350	366
Intercompany payables		0	0
Current maturities of long-term debt	[1]	16	46
Income taxes payable		19	12
Current portion of liability for guest loyalty program		700	622
Total current liabilities		2,615	2,462
Long-term debt		7,266	6,556
Deferred revenues		826	829
Deferred income tax liabilities		898	931
Liability for guest loyalty program		969	839
Other		863	920
Total liabilities		13,437	12,537
Total Hilton stockholders' equity		551	1,688
Noncontrolling interests		7	3
Total equity		558	1,691	$ 5,627	$ 5,951
Total liabilities and equity		13,995	14,228
Parent Company [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		0	0
Restricted cash and cash equivalents		0	0
Accounts receivable, net		0	0
Intercompany receivables		0	0
Prepaid expenses		0	0
Income taxes receivable		0	0
Other		0	0
Total current assets		0	0
Investments in consolidated subsidiaries		557	1,697
Goodwill		0	0
Brands		0	0
Management and franchise contracts, net		0	0
Other intangible assets, net		0	0
Property and equipment, net		0	0
Deferred income tax assets		4	6
Other		0	0
Total intangibles and other assets		561	1,703
Total assets		561	1,703
Accounts payable, accrued expenses and other		10	15
Deferred revenue, current		0	0
Intercompany payables		0	0
Current maturities of long-term debt		0	0
Income taxes payable		0	0
Current portion of liability for guest loyalty program		0	0
Total current liabilities		10	15
Long-term debt		0	0
Deferred revenues		0	0
Deferred income tax liabilities		0	0
Liability for guest loyalty program		0	0
Other		0	0
Total liabilities		10	15
Total Hilton stockholders' equity		551	1,688
Noncontrolling interests		0	0
Total equity		551	1,688
Total liabilities and equity		561	1,703
HWF Issuers [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		0	0
Restricted cash and cash equivalents		0	0
Accounts receivable, net		0	0
Intercompany receivables		0	0
Prepaid expenses		0	0
Income taxes receivable		0	0
Other		1	0
Total current assets		1	0
Investments in consolidated subsidiaries		5,131	7,067
Goodwill		0	0
Brands		0	0
Management and franchise contracts, net		0	0
Other intangible assets, net		0	0
Property and equipment, net		0	0
Deferred income tax assets		0	0
Other		23	20
Total intangibles and other assets		5,154	7,087
Total assets		5,155	7,087
Accounts payable, accrued expenses and other		19	20
Deferred revenue, current		0	0
Intercompany payables		0	0
Current maturities of long-term debt		0	32
Income taxes payable		0	0
Current portion of liability for guest loyalty program		0	0
Total current liabilities		19	52
Long-term debt		4,573	5,333
Deferred revenues		0	0
Deferred income tax liabilities		6	5
Liability for guest loyalty program		0	0
Other		0	0
Total liabilities		4,598	5,390
Total Hilton stockholders' equity		557	1,697
Noncontrolling interests		0	0
Total equity		557	1,697
Total liabilities and equity		5,155	7,087
HOC [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		3	2
Restricted cash and cash equivalents		34	61
Accounts receivable, net		10	18
Intercompany receivables		0	0
Prepaid expenses		52	25
Income taxes receivable		0	0
Other		1	1
Total current assets		100	107
Investments in consolidated subsidiaries		7,930	8,326
Goodwill		0	0
Brands		0	0
Management and franchise contracts, net		0	2
Other intangible assets, net		0	1
Property and equipment, net		27	20
Deferred income tax assets		94	104
Other		33	32
Total intangibles and other assets		8,084	8,485
Total assets		8,184	8,592
Accounts payable, accrued expenses and other		229	184
Deferred revenue, current		106	90
Intercompany payables		40	40
Current maturities of long-term debt		0	0
Income taxes payable		0	0
Current portion of liability for guest loyalty program		0	0
Total current liabilities		375	314
Long-term debt		2,467	983
Deferred revenues		0	0
Deferred income tax liabilities		0	0
Liability for guest loyalty program		0	0
Other		211	228
Total liabilities		3,053	1,525
Total Hilton stockholders' equity		5,131	7,067
Noncontrolling interests		0	0
Total equity		5,131	7,067
Total liabilities and equity		8,184	8,592
Guarantor Subsidiaries [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		17	18
Restricted cash and cash equivalents		15	10
Accounts receivable, net		735	712
Intercompany receivables		0	0
Prepaid expenses		37	24
Income taxes receivable		23	60
Other		13	13
Total current assets		840	837
Investments in consolidated subsidiaries		557	1,697
Goodwill		3,824	3,824
Brands		4,404	4,405
Management and franchise contracts, net		556	645
Other intangible assets, net		287	283
Property and equipment, net		65	67
Deferred income tax assets		0	0
Other		22	67
Total intangibles and other assets		9,715	10,988
Total assets		10,555	11,825
Accounts payable, accrued expenses and other		529	576
Deferred revenue, current		239	266
Intercompany payables		0	0
Current maturities of long-term debt		0	0
Income taxes payable		0	0
Current portion of liability for guest loyalty program		700	622
Total current liabilities		1,468	1,464
Long-term debt		0	0
Deferred revenues		762	770
Deferred income tax liabilities		962	1,052
Liability for guest loyalty program		969	839
Other		93	64
Total liabilities		4,254	4,189
Total Hilton stockholders' equity		6,301	7,636
Noncontrolling interests		0	0
Total equity		6,301	7,636
Total liabilities and equity		10,555	11,825
Non-Guarantor Subsidiaries [member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		383	550
Restricted cash and cash equivalents		32	29
Accounts receivable, net		405	275
Intercompany receivables		40	40
Prepaid expenses		80	84
Income taxes receivable		0	0
Other		154	155
Total current assets		1,094	1,133
Investments in consolidated subsidiaries		0	0
Goodwill		1,336	1,366
Brands		465	485
Management and franchise contracts, net		316	306
Other intangible assets, net		128	149
Property and equipment, net		275	266
Deferred income tax assets		90	127
Other		161	172
Total intangibles and other assets		2,771	2,871
Total assets		3,865	4,004
Accounts payable, accrued expenses and other		743	624
Deferred revenue, current		14	13
Intercompany payables		0	0
Current maturities of long-term debt		16	14
Income taxes payable		22	36
Current portion of liability for guest loyalty program		0	0
Total current liabilities		795	687
Long-term debt		226	240
Deferred revenues		64	59
Deferred income tax liabilities		28	0
Liability for guest loyalty program		0	0
Other		559	628
Total liabilities		1,672	1,614
Total Hilton stockholders' equity		2,186	2,387
Noncontrolling interests		7	3
Total equity		2,193	2,390
Total liabilities and equity		3,865	4,004
Eliminations [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and cash equivalents		0	0
Restricted cash and cash equivalents		0	0
Accounts receivable, net		0	0
Intercompany receivables		(40)	(40)
Prepaid expenses		(9)	(6)
Income taxes receivable		(3)	(24)
Other		0	0
Total current assets		(52)	(70)
Investments in consolidated subsidiaries		(14,175)	(18,787)
Goodwill		0	0
Brands		0	0
Management and franchise contracts, net		0	0
Other intangible assets, net		0	0
Property and equipment, net		0	0
Deferred income tax assets		(98)	(126)
Other		0	0
Total intangibles and other assets		(14,273)	(18,913)
Total assets		(14,325)	(18,983)
Accounts payable, accrued expenses and other		0	(3)
Deferred revenue, current		(9)	(3)
Intercompany payables		(40)	(40)
Current maturities of long-term debt		0	0
Income taxes payable		(3)	(24)
Current portion of liability for guest loyalty program		0	0
Total current liabilities		(52)	(70)
Long-term debt		0	0
Deferred revenues		0	0
Deferred income tax liabilities		(98)	(126)
Liability for guest loyalty program		0	0
Other		0	0
Total liabilities		(150)	(196)
Total Hilton stockholders' equity		(14,175)	(18,787)
Noncontrolling interests		0	0
Total equity		(14,175)	(18,787)
Total liabilities and equity		$ (14,325)	$ (18,983)

[1]	Balance as of December 31, 2017 is net of unamortized deferred financing costs and discount attributable to current maturities of long-term debt.